UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR/S

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES



Investment Company Act file number: 811-7852

Exact name of registrant as specified in charter:  USAA MUTUAL FUNDS TRUST

Address of principal executive offices and zip code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and address of agent for service:               CHRISTOPHER P. LAIA
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's telephone number, including area code:  (210) 498-0226

Date of fiscal year end:   MARCH 31,

Date of reporting period:  SEPTEMBER 30, 2009



ITEM 1.  SEMIANNUAL REPORT TO STOCKHOLDERS.
USAA TAX EXEMPT SHORT-TERM FUND - SEMIANNUAL REPORT FOR PERIOD ENDED SEPTEMBER 30, 2009

[LOGO OF USAA]
   USAA(R)

                                    [GRAPHIC OF USAA TAX EXEMPT SHORT-TERM FUND]

 ===============================================

       SEMIANNUAL REPORT
       USAA TAX EXEMPT SHORT-TERM FUND
       SEPTEMBER 30, 2009

 ===============================================

================================================================================

================================================================================

FUND OBJECTIVE

INTEREST INCOME THAT IS EXEMPT FROM FEDERAL INCOME TAX.

--------------------------------------------------------------------------------

TYPES OF INVESTMENTS

Invests primarily in investment-grade tax-exempt securities. The dollar-weighted average portfolio maturity for the Fund is three years or less.

================================================================================

================================================================================

TABLE OF CONTENTS

--------------------------------------------------------------------------------

PRESIDENT'S MESSAGE                                                            2

MANAGERS' COMMENTARY                                                           4

FUND RECOGNITION                                                               7

INVESTMENT OVERVIEW                                                            9

FINANCIAL INFORMATION

   Portfolio of Investments                                                   16

   Notes to Portfolio of Investments                                          31

   Financial Statements                                                       33

   Notes to Financial Statements                                              36

EXPENSE EXAMPLE                                                               46

ADVISORY AGREEMENT                                                            48

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA INVESTMENT MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

(C)2009, USAA. All rights reserved.

================================================================================

================================================================================

PRESIDENT'S MESSAGE

"WHEN SELECTING A SPECIFIC SECURITY, WE
STRIVE TO FIND A GOLDEN MEAN BETWEEN THE         [PHOTO OF CHRISTOPHER W. CLAUS]
LEVEL OF INCOME, THE CREDIT RISK OF THE ISSUER,
AND THE PRICE VOLATILITY OF THE BOND."

--------------------------------------------------------------------------------

OCTOBER 2009

The reversal in investor sentiment -- from the extreme pessimism of late 2008 to the optimism of 2009 -- has been remarkable.

During 2008, the municipal bond market suffered one of its worst selloffs in history. "Credit spreads," the risk premium between the yield of an investment-grade tax-exempt bond and a comparable U.S. Treasury, widened dramatically amid poor liquidity conditions and distressed selling. Economic conditions deteriorated and unemployment increased. Accordingly, tax revenues declined; however, most municipalities had the political will to address their budgetary challenges and protect their credit standing.

Investors rediscovered the value of municipal securities -- attractive after-tax yields -- beginning in January 2009. The result was strong demand: prices rebounded and yields dropped as credit spreads contracted toward historical norms. (A bond's yield moves in the opposite direction of its price.)

Yields on tax-exempt money markets also declined as the Federal Reserve (the
Fed), in an effort to stimulate the economy, cut short-term interest rates nearly to zero. I expect Fed governors to keep rates at these levels until they see evidence of a sustained economic recovery. Consequently, money market yields are unlikely to increase until at least the second half of next year.

At the time of this writing, the economy appears to have stabilized. Housing prices and manufacturing have both shown signs of improvement.

================================================================================

2  | USAA TAX EXEMPT SHORT-TERM FUND

================================================================================

Corporate earnings have generally exceeded expectations, but much of the earnings were achieved by cost cutting and inventory reduction. For an economic recovery to take hold, companies must see top line revenue growth, and that depends on the consumer. Unfortunately, the unemployment rate appears to be weighing down consumer confidence. As a result, I expect the economy to experience an extended period of slow growth before it regains its full health.

In the meantime, the after-tax yields on municipal bonds remain attractive. Their tax-exempt status may become even more appealing if the federal and state governments raise taxes.

At USAA, we remain confident in our approach to managing your municipal bond and money market investments. Our primary objective is to distribute a high level of tax-free interest without undue risk of principal. When selecting a specific security, we strive to find a golden mean between the level of income, the credit risk of the issuer, and the price volatility of the bond. Our portfolio managers are supported by a fixed-income research team of experienced analysts. As always, we continue to avoid bonds that are subject to the alternative minimum tax for individuals.

During this uncertain period, like in any other, we encourage our members to be diversified. You also should have an investment plan that meets your individual goals, risk tolerance, and time horizon. Municipal bond prices may have risen, but it is important to remember that the driver of long-term fixed-income performance is the compounding interest of the bonds we hold.

Thank you for your trust in us. We appreciate the opportunity to serve your investment needs.

Sincerely,

/S/ CHRISTOPHER W. CLAUS

Christopher W. Claus
President and Vice Chairman of the Board
USAA Mutual Funds Trust

Diversification does not guarantee a profit or prevent a loss.

================================================================================

                                                        PRESIDENT'S MESSAGE |  3

================================================================================

MANAGERS' COMMENTARY ON THE FUND

--------------------------------------------------------------------------------
[PHOTO OF CLIFF GLADSON]                                [PHOTO OF REGINA SHAFER]

   CLIFF GLADSON, CFA                                      REGINA SHAFER, CFA
   USAA Investment                                         USAA Investment
   Management Company                                      Management Company
--------------------------------------------------------------------------------

o HOW DID THE USAA TAX EXEMPT SHORT-TERM FUND (THE FUND) PERFORM FROM APRIL 1, 2009, TO SEPTEMBER 30, 2009?

  The Fund provided a total return of 3.71% versus a return of 2.51% for the 69 funds in the Lipper Short Municipal Debt Funds Average. This compares to returns of 2.53% for the Lipper Short Municipal Debt Funds Index and 9.38% for the Barclays Capital Municipal Bond Index*. The Fund's tax-exempt distributions over the prior 12 months produced a dividend yield of 3.89%, compared to the Lipper category average of 3.04%.

o WHAT WERE THE MARKET CONDITIONS?

  The Federal Reserve (the Fed) held the federal funds target rate at a range between 0% and 0.25% throughout the reporting period. As the reporting period progressed, the economy began to show signs of improvement in housing and manufacturing, suggesting that the worst of the recession might be over. Additionally, municipal credit quality remained stable as state and local governments continued to exercise fiscal restraint in response to declining tax revenues.

  Refer to pages 12 and 13 for benchmark definitions.

  Past performance is no guarantee of future results.

  *Effective November 3, 2008, Barclays Capital combined the existing Lehman Brothers and Barclays Capital indices into a single platform. Thus, the Fund's benchmark, once known as the Lehman Brothers Municipal Bond Index, now is called the Barclays Capital Municipal Bond Index.

================================================================================

4  | USAA TAX EXEMPT SHORT-TERM FUND

================================================================================

  The tax-exempt bond market enjoyed a powerful rally, driven by strong demand from individual and institutional investors. As prices rose, yields declined. (Bond yields move in the opposite direction of prices.) With yields at all-time lows in money market funds, demand for short-term municipal bonds was especially heavy. The yield on a three-year AAA general obligation bond dropped from 1.21% on April 1, 2009, to 0.98% on September 30, 2009.

o HOW DO YOU MANAGE VOLATILITY IN THE FUND'S PRICE?

  We use variable rate demand notes (VRDNs) to seek to reduce share price volatility and increase the Fund's dividend yield. The VRDNs that the Fund owns possess a "demand" feature that allows the holder to sell the bond back to the issuer at par (100% of the face value) with notice of seven days or less. As a result, they give us the flexibility to respond quickly to changes in interest rates.

o WHAT OTHER STRATEGIES DID YOU EMPLOY?

  We were well positioned for the rally in the tax-exempt market. During the flight to safety in late 2008, we were selective in choosing issues, focusing only on those we considered creditworthy, including utilities, general obligation, and special tax bonds. We also locked in higher yields while interest rates were high and A- and BBB-rated investment grade municipal bonds were selling at a discount. These higher yielding bonds helped to enhance the Fund's returns.

  As of the date of this commentary, your portfolio continues to be widely diversified geographically and by economic sector among more than 175 issuers. We do not rely on credit agencies or bond insurers to do our credit work. Our experienced research team continues to analyze and monitor every bond in your Fund, selecting those with coupons and structures that can contribute to the Fund's dividend yield through an entire interest-rate cycle.

================================================================================

                                           MANAGERS' COMMENTARY ON THE FUND |  5

================================================================================

  To make the Fund as tax efficient as possible, we continue to avoid issues subject to the alternative minimum tax for individuals.

o WHAT IS YOUR OUTLOOK?

  The performance of the municipal bond market -- and your Fund -- has been impressive during the last six months and we feel tax-exempt bonds continue to offer relatively attractive yields. In fact, if federal income tax rates rise, the tax-free income provided by your Fund should become even more valuable.

  Because we do not believe inflation is an immediate threat, we expect the Fed to keep rates between 0% and 0.25% until an economic recovery takes hold. Once rate increases begin, we believe they will be gradual. In the meantime, we plan to take advantage of opportunities to increase the Fund's tax-exempt dividend return, which is the largest contributor to its long-term total return (see page 10).

  Thank you for your continued confidence in us.

================================================================================

6  | USAA TAX EXEMPT SHORT-TERM FUND

================================================================================

FUND RECOGNITION

USAA TAX EXEMPT SHORT-TERM FUND

--------------------------------------------------------------------------------

                          OVERALL MORNINGSTAR RATING(TM)
               out of 119 municipal national short-term bond funds
                    for the period ended September 30, 2009:

                                 OVERALL RATING
                                   *  *  *  *

                                     3-YEAR
                                     * * * *
                                out of 119 funds

                                     5-YEAR
                                     * * * *
                                out of 117 funds

                                     10-YEAR
                                      * * *
                                 out of 64 funds

The Overall Morningstar Rating for a fund is derived from a weighted average of the performance figures associated with its three-, five-, and 10-year (if applicable) Morningstar Rating metrics. Ratings are based on risk-adjusted returns.

--------------------------------------------------------------------------------

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. For each fund with at least a three-year history, Morningstar calculates a Morningstar Rating[TM] based on a Morningstar Risk-Adjusted Return measure that accounts for variation in a fund's monthly performance (including the effects of sales charges, loads, and redemption fees), placing more emphasis on downward variations and rewarding consistent performance. The top 10% of the funds in each broad asset class receive 5 stars, the next 22.5% receive 4 stars, the next 35% receive 3 stars, the next 22.5% receive 2 stars, and the bottom 10% receive 1 star.

================================================================================

                                                           FUND RECOGNITION |  7

================================================================================

                            LIPPER LEADERS (OVERALL)

                          [5]                     [5]

                      TOTAL RETURN            PRESERVATION

The Fund is listed as a Lipper Leader for Total Return among 53 funds within the Lipper Short Municipal Debt Funds category and for Preservation among 4,023 fixed-income funds for the overall period ended September 30, 2009. The Fund received a Lipper Leader rating for Total Return among 51 and 26 funds for the five- and 10-year periods, respectively, and a score of 4 among 53 funds for the 3-year period. The Fund received a Lipper Leader rating for Preservation among 4,023, 3,566, and 2,397 fixed-income funds for the three-, five-, and 10-year periods, respectively. Lipper ratings for Total Return reflect funds' historical total return performance relative to peers as of September 30, 2009. Lipper ratings for Preservation reflect funds' historical loss avoidance relative to other funds within the same asset class, as of September 30, 2009. Preservation ratings are relative, rather than absolute, measures, and funds named Lipper Leaders for Preservation may still experience losses periodically; those losses may be larger for equity and mixed equity funds than for fixed-income funds.

--------------------------------------------------------------------------------

Ratings are subject to change every month and are based on an equal-weighted average of percentile ranks for the Total Return and Preservation metrics over three-, five-, and 10-year periods (if applicable). The highest 20% of funds in each peer group are named Lipper Leaders, the next 20% receive a score of 4, the middle 20% are scored 3, the next 20% are scored 2, and the lowest 20% are scored 1. Lipper ratings are not intended to predict future results, and Lipper does not guarantee the accuracy of this information. More information is available at WWW.LIPPERLEADERS.COM. Lipper Leader Copyright 2009, Reuters, All Rights Reserved.

================================================================================

8  | USAA TAX EXEMPT SHORT-TERM FUND

================================================================================

INVESTMENT OVERVIEW

USAA TAX EXEMPT SHORT-TERM FUND (Ticker Symbol: USSTX)

--------------------------------------------------------------------------------
                                               9/30/09               3/31/09
--------------------------------------------------------------------------------
Net Assets                                $1,532.5 Million      $1,211.5 Million
Net Asset Value Per Share                      $10.58                $10.38

LAST 12 MONTHS
Tax-Exempt Dividends Per Share                 $0.412                $0.456
Capital Gain Distributions Per Share             --                    --
Dollar-Weighted Average
Portfolio Maturity                           2.0 Years              2.3 Years

Dollar-weighted average portfolio maturity is obtained by multiplying the dollar value of each investment by the number of days left to its maturity, then adding those figures together and dividing them by the total dollar value of the Fund's portfolio.

--------------------------------------------------------------------------------
SIX-MONTH TOTAL RETURN              30-DAY SEC YIELD*           EXPENSE RATIO(+)
--------------------------------------------------------------------------------
  3/31/09 TO 9/30/09                 AS OF 9/30/09                     0.56%
        3.71%**                          2.51%

*Calculated as prescribed by the Securities and Exchange Commission.

**Total returns for periods of less than one year are not annualized. This six-month return is cumulative.

(+)THE EXPENSE RATIO REPRESENTS THE TOTAL ANNUAL OPERATING EXPENSES, BEFORE REDUCTIONS OF ANY EXPENSES PAID INDIRECTLY, AS REPORTED IN THE FUND'S PROSPECTUS DATED AUGUST 1, 2009, AND IS CALCULATED AS A PERCENTAGE OF AVERAGE NET ASSETS. THIS EXPENSE RATIO MAY DIFFER FROM THE EXPENSE RATIO DISCLOSED IN THE FINANCIAL HIGHLIGHTS.

Past performance is no guarantee of future results.

No adjustment has been made for taxes payable by shareholders on their reinvested net investment income and realized capital gain distributions.

================================================================================

                                                        INVESTMENT OVERVIEW |  9

================================================================================

AVERAGE ANNUAL COMPOUNDED RETURNS WITH REINVESTMENT OF DIVIDENDS -- PERIODS ENDED SEPTEMBER 30, 2009

--------------------------------------------------------------------------------
                 TOTAL RETURN     =     DIVIDEND RETURN     +     PRICE CHANGE
--------------------------------------------------------------------------------
10 YEARS             3.71%        =         3.67%           +         0.04%
5 YEARS              3.29%        =         3.68%           +        (0.39)%
1 YEAR               5.53%        =         4.09%           +         1.44%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.

ANNUAL TOTAL RETURNS AND COMPOUNDED DIVIDEND RETURNS FOR THE ONE-YEAR PERIODS ENDED SEPTEMBER 30, 2000-SEPTEMBER 30, 2009

        [CHART OF ANNUAL TOTAL RETURNS AND COMPOUNDED DIVIDEND RETURNS]

                TOTAL RETURN       DIVIDEND RETURN       CHANGE IN SHARE PRICE
                ------------       ---------------       ---------------------
9/30/2000           4.51%               4.70%                   -0.19%
9/30/2001           6.89                4.51                     2.38
9/30/2002           4.74                3.63                     1.11
9/30/2003           2.97                2.97                     0.00
9/30/2004           1.57                2.49                    -0.92
9/30/2005           1.72                2.92                    -1.20
9/30/2006           3.16                3.54                    -0.38
9/30/2007           3.26                3.73                    -0.47
9/30/2008           2.83                4.15                    -1.32
9/30/2009           5.53                4.09                     1.44

                                  [END CHART]

  NOTE THE ROLE THAT DIVIDEND RETURNS PLAY IN THE FUND'S TOTAL RETURN OVER TIME. WHILE SHARE PRICES TEND TO VARY, DIVIDEND RETURNS GENERALLY ARE A RELATIVELY STABLE COMPONENT OF TOTAL RETURNS.

Total return equals dividend return plus share price change and assumes reinvestment of all net investment income and realized capital gain distributions. Dividend return is the net investment income dividends received over the period, assuming reinvestment of all dividends. Share price change is the change in net asset value over the period adjusted for realized capital gain distributions. The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. generally accepted accounting principles or the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

================================================================================

10  | USAA TAX EXEMPT SHORT-TERM FUND

================================================================================

TAXABLE EQUIVALENT ILLUSTRATION

To match the Fund's dividend return for the periods ended 9/30/09, and assuming
marginal federal tax rates of:        25.00%      28.00%      33.00%      35.00%

A FULLY TAXABLE INVESTMENT MUST PAY THE FOLLOWING:

PERIOD           DIVIDEND RETURN
--------------------------------------------------------------------------------
10 Years              3.67%            4.89%       5.10%       5.48%       5.65%
5 Years               3.68%            4.91%       5.11%       5.49%       5.66%
1 Year                4.09%            5.45%       5.68%       6.10%       6.29%

To match the Fund's closing 30-day SEC yield of 2.51% on 9/30/09,

A FULLY TAXABLE INVESTMENT MUST PAY:   3.35%       3.49%       3.75%       3.86%

This table is based on a hypothetical investment calculated for illustrative purposes only. It is not an indication of performance for any of the USAA family of funds. Taxable equivalent returns or yields will vary depending on applicable tax rates.

--------------------------------------------------------------------------------

Some income may be subject to federal, state, or local taxes, or the federal alternative minimum tax. Based on 2008 tax rates.

================================================================================

                                                       INVESTMENT OVERVIEW |  11

================================================================================

                     o  CUMULATIVE PERFORMANCE COMPARISON  o

                 [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

                                                                LIPPER SHORT
                     BARCLAYS CAPITAL      USAA TAX EXEMPT     MUNICIPAL DEBT
                   MUNICIPAL BOND INDEX    SHORT-TERM FUND       FUNDS INDEX
                   --------------------    ---------------     --------------
09/30/99                $10,000.00           $10,000.00          $10,000.00
10/31/99                  9,891.66             9,996.57           10,006.62
11/30/99                  9,996.87            10,046.02           10,041.38
12/31/99                  9,922.34            10,046.30           10,045.43
01/31/00                  9,879.13            10,037.29           10,052.16
02/29/00                  9,993.95            10,084.29           10,086.57
03/31/00                 10,212.30            10,151.47           10,134.61
04/30/00                 10,151.97            10,158.92           10,148.40
05/31/00                 10,099.16            10,174.27           10,165.31
06/30/00                 10,366.77            10,283.01           10,241.74
07/31/00                 10,511.02            10,361.90           10,302.56
08/31/00                 10,673.01            10,431.90           10,359.40
09/30/00                 10,617.48            10,451.19           10,383.39
10/31/00                 10,733.34            10,503.60           10,428.77
11/30/00                 10,814.54            10,544.20           10,464.69
12/31/00                 11,081.75            10,652.22           10,541.64
01/31/01                 11,191.55            10,763.30           10,632.06
02/28/01                 11,227.04            10,802.65           10,667.71
03/31/01                 11,327.65            10,860.61           10,721.28
04/30/01                 11,204.91            10,841.12           10,730.35
05/31/01                 11,325.57            10,921.52           10,800.56
06/30/01                 11,401.34            10,980.10           10,843.05
07/31/01                 11,570.22            11,061.15           10,902.81
08/31/01                 11,760.81            11,149.07           10,973.45
09/30/01                 11,721.36            11,171.39           10,999.02
10/31/01                 11,861.01            11,229.61           11,048.55
11/30/01                 11,761.02            11,203.49           11,038.35
12/31/01                 11,649.76            11,195.15           11,046.50
01/31/02                 11,851.83            11,270.48           11,108.87
02/28/02                 11,994.61            11,346.06           11,163.75
03/31/02                 11,759.56            11,252.68           11,100.85
04/30/02                 11,989.40            11,370.14           11,182.65
05/31/02                 12,062.25            11,405.98           11,219.33
06/30/02                 12,189.80            11,478.73           11,275.00
07/31/02                 12,346.57            11,553.49           11,328.78
08/31/02                 12,494.99            11,619.49           11,371.53
09/30/02                 12,768.66            11,702.98           11,418.99
10/31/02                 12,556.99            11,627.88           11,365.59
11/30/02                 12,504.80            11,649.78           11,391.36
12/31/02                 12,768.66            11,755.49           11,474.28
01/31/03                 12,736.31            11,775.17           11,499.25
02/28/03                 12,914.37            11,858.20           11,558.23
03/31/03                 12,922.09            11,864.58           11,550.61
04/30/03                 13,007.47            11,893.61           11,575.84
05/31/03                 13,312.04            11,989.12           11,642.30
06/30/03                 13,255.47            11,993.59           11,652.84
07/31/03                 12,791.62            11,887.71           11,604.46
08/31/03                 12,887.02            11,925.73           11,631.44
09/30/03                 13,265.91            12,050.12           11,707.74
10/31/03                 13,199.11            12,043.68           11,701.33
11/30/03                 13,336.67            12,078.35           11,718.95
12/31/03                 13,447.10            12,104.63           11,735.24
01/31/04                 13,524.13            12,141.01           11,767.35
02/29/04                 13,727.66            12,220.46           11,812.00
03/31/04                 13,679.86            12,188.79           11,798.35
04/30/04                 13,355.88            12,092.18           11,737.07
05/31/04                 13,307.45            12,071.27           11,722.01
06/30/04                 13,355.88            12,084.83           11,733.64
07/31/04                 13,531.65            12,144.02           11,777.90
08/31/04                 13,802.81            12,224.73           11,843.26
09/30/04                 13,876.09            12,239.14           11,851.67
10/31/04                 13,995.49            12,266.15           11,875.11
11/30/04                 13,880.05            12,236.28           11,845.34
12/31/04                 14,049.56            12,288.07           11,888.84
01/31/05                 14,180.86            12,302.73           11,890.14
02/28/05                 14,133.68            12,296.76           11,889.34
03/31/05                 14,044.55            12,279.92           11,885.40
04/30/05                 14,266.03            12,323.59           11,912.68
05/31/05                 14,366.86            12,355.71           11,940.19
06/30/05                 14,455.99            12,399.31           11,983.43
07/31/05                 14,390.66            12,396.41           11,986.29
08/31/05                 14,535.95            12,440.34           12,021.67
09/30/05                 14,438.04            12,451.91           12,038.21
10/31/05                 14,350.37            12,448.01           12,038.43
11/30/05                 14,419.25            12,469.47           12,058.58
12/31/05                 14,543.25            12,506.24           12,096.37
01/31/06                 14,582.50            12,538.86           12,128.50
02/28/06                 14,680.40            12,573.53           12,155.31
03/31/06                 14,579.16            12,576.99           12,158.76
04/30/06                 14,574.15            12,588.21           12,176.87
05/31/06                 14,639.07            12,626.69           12,219.33
06/30/06                 14,583.96            12,644.07           12,225.74
07/31/06                 14,757.43            12,704.73           12,274.98
08/31/06                 14,976.41            12,779.90           12,338.83
09/30/06                 15,080.58            12,844.11           12,386.40
10/31/06                 15,175.14            12,881.76           12,417.96
11/30/06                 15,301.64            12,932.39           12,457.31
12/31/06                 15,247.58            12,949.54           12,473.69
01/31/07                 15,208.54            12,949.07           12,484.02
02/28/07                 15,408.94            13,024.26           12,540.32
03/31/07                 15,370.95            13,053.00           12,567.85
04/30/07                 15,416.46            13,091.59           12,600.02
05/31/07                 15,348.20            13,082.60           12,618.59
06/30/07                 15,268.66            13,088.30           12,616.36
07/31/07                 15,387.02            13,139.59           12,661.28
08/31/07                 15,320.64            13,159.96           12,678.09
09/30/07                 15,547.34            13,261.30           12,740.29
10/31/07                 15,616.65            13,291.29           12,773.49
11/30/07                 15,716.22            13,361.35           12,813.62
12/31/07                 15,759.85            13,379.39           12,852.79
01/31/08                 15,958.58            13,562.69           12,987.09
02/29/08                 15,227.96            13,418.70           12,833.97
03/31/08                 15,663.20            13,552.74           12,881.85
04/30/08                 15,846.48            13,573.54           12,907.13
05/31/08                 15,942.30            13,622.27           12,959.79
06/30/08                 15,762.36            13,604.01           12,937.78
07/31/08                 15,822.27            13,678.96           13,009.27
08/31/08                 16,007.43            13,781.08           13,071.27
09/30/08                 15,256.76            13,636.41           12,961.20
10/31/08                 15,101.03            13,548.90           12,919.12
11/30/08                 15,149.05            13,596.11           12,969.42
12/31/08                 15,369.90            13,556.56           12,976.05
01/31/09                 15,932.49            13,845.88           13,145.30
02/28/09                 16,016.20            13,854.04           13,141.84
03/31/09                 16,019.12            13,875.41           13,177.47
04/30/09                 16,339.13            13,962.26           13,237.12
05/31/09                 16,511.98            14,046.19           13,291.03
06/30/09                 16,357.29            14,074.20           13,316.82
07/31/09                 16,630.97            14,172.15           13,388.00
08/31/09                 16,915.29            14,248.69           13,422.09
09/30/09                 17,522.33            14,390.28           13,511.34

                                  [END CHART]

                      Data from 9/30/99 through 9/30/09.

The graph illustrates the comparison of a $10,000 hypothetical investment in the USAA Tax Exempt Short-Term Fund to the following benchmarks:

o The unmanaged, broad-based Barclays Capital Municipal Bond Index (the Index) tracks total return performance for the long-term, investment-grade, tax-exempt bond market. Before November 3, 2008, it was referred to as the Lehman Brothers Municipal Bond Index. All tax-exempt bond funds will find it difficult to outperform the Index because the Index does not reflect any deduction for fees, expenses, or taxes.

o The unmanaged Lipper Short Municipal Debt Funds Index tracks the total return performance of the 10 largest funds within the Lipper Short Municipal Debt Funds category.

Past performance is no guarantee of future results, and the cumulative performance quoted does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Indexes are unmanaged and you cannot invest directly in an index.

================================================================================

12  | USAA TAX EXEMPT SHORT-TERM FUND

================================================================================

                   o  12-MONTH DIVIDEND YIELD COMPARISON  o

                 [CHART OF 12-MONTH DIVIDEND YIELD COMPARISON]

                                                        LIPPER SHORT
                       USAA TAX EXEMPT                 MUNICIPAL DEBT
                       SHORT-TERM FUND                  FUNDS AVERAGE
                       ---------------                 --------------
09/30/2000                   4.61%                          4.20%
09/30/2001                   4.29                           3.98
09/30/2002                   3.48                           2.99
09/30/2003                   2.92                           2.23
09/30/2004                   2.49                           2.02
09/30/2005                   2.93                           2.27
09/30/2006                   3.48                           2.80
09/30/2007                   3.69                           3.18
09/30/2008                   4.18                           3.23
09/30/2009                   3.89                           3.04

                                  [END CHART]

The 12-month dividend yield is computed by dividing net investment income dividends paid during the previous 12 months by the latest adjusted month-end net asset value. The net asset value is adjusted for a portion of the capital gains distributed during the previous nine months. The graph represents data for periods ending 9/30/00 to 9/30/09.

The Lipper Short Municipal Debt Funds Average is an average performance level of all short-term municipal debt funds, reported by Lipper Inc., an independent organization that monitors the performance of mutual funds.

================================================================================

                                                       INVESTMENT OVERVIEW |  13

================================================================================

                                TOP 10 INDUSTRIES
                                  AS OF 9/30/09
                                (% of Net Assets)

             Hospital .......................................  21.7%
             Electric Utilities .............................  17.2%
             General Obligation .............................  10.3%
             Nursing/CCRC ...................................   7.6%
             Special Assessment/Tax/Fee .....................   4.9%
             Community Service ..............................   4.8%
             Sales Tax ......................................   4.4%
             Multifamily Housing ............................   4.0%
             Education ......................................   3.3%
             Multi-Utilities ................................   2.9%

You will find a complete list of securities that the Fund owns on pages 16-30.

================================================================================

14  | USAA TAX EXEMPT SHORT-TERM FUND

================================================================================

                    o  PORTFOLIO RATINGS MIX -- 9/30/2009  o

                     [PIE CHART OF PORTFOLIO RATINGS MIX]

     AAA                                                                2%
     AA                                                                 8%
     A                                                                 23%
     BBB                                                               22%
     BELOW INVESTMENT-GRADE                                             2%
     SECURITIES WITH SHORT-TERM INVESTMENT-GRADE RATINGS               43%

                                  [END CHART]

The four highest long-term credit ratings, in descending order of credit quality, are AAA, AA, A, and BBB. These categories represent investment-grade quality. This chart reflects the highest rating of either Moody's Investors Service, Standard & Poor's Rating Services, Fitch Ratings Ltd., Dominion Bond Rating Service Ltd., or A.M. Best Co., Inc., and includes any related credit enhancements. If any of the Fund's securities are unrated by these agencies, USAA Investment Management Company must determine the equivalent investment quality.

      Percentages are of the total market value of the Fund's investments.

================================================================================

                                                       INVESTMENT OVERVIEW |  17

================================================================================

PORTFOLIO OF INVESTMENTS

September 30, 2009 (unaudited)

--------------------------------------------------------------------------------

o CATEGORIES AND DEFINITIONS

  FIXED-RATE INSTRUMENTS -- consist of municipal bonds, notes, and commercial paper. The interest rate is constant to maturity. Prior to maturity, the market price of a fixed-rate instrument generally varies inversely to the movement of interest rates.

  PUT BONDS -- provide the right to sell the bond at face value at specific tender dates prior to final maturity. The put feature shortens the effective maturity of the security.

  PERIODIC AUCTION RESET BONDS -- interest rates are reset periodically through an auction mechanism. The bonds have the option to be sold at face value at each interest rate reset date to the extent that there are sufficient bids in the auction.

  VARIABLE-RATE DEMAND NOTES (VRDNs) -- provide the right to sell the security at face value on either that day or within the rate-reset period. The interest rate is adjusted at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. VRDNs will normally trade as if the maturity is the earlier put date, even though stated maturity is longer.

  CREDIT ENHANCEMENTS -- add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.

  (INS) Principal and interest payments are insured by one of the following: ACA Financial Guaranty Corp., AMBAC

================================================================================

16  | USAA TAX EXEMPT SHORT-TERM FUND

================================================================================

            Assurance Corp., Financial Guaranty Insurance Co., Financial Security Assurance, Inc., National Public Finance Guarantee Corp., Radian Asset Assurance, Inc., or XL Capital Assurance. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.

  (LIQ) Liquidity enhancement that may, under certain circumstances, provide for repayment of principal and interest upon demand from one of the following: Bank of New York Mellon, Bayerische Landesbank, Dexia Credit Local, JPMorgan Chase Bank, N.A., Landesbank Hessen-Thuringen, or Wachovia Bank, N.A.

  (LOC) Principal and interest payments are guaranteed by a bank letter of credit or other bank credit agreement.

  (NBGA) Principal and interest payments or, under certain circumstances, underlying mortgages are guaranteed by a nonbank guarantee agreement from one of the following: Continental Casualty Co., Dauphin County, Pennsylvania, Government National Mortgage Association, Monumental Life Insurance Co., National Rural
            Utilities Cooperative Finance Corp., or Texas Permanent School Fund.

o PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

  EDA       Economic Development Authority

  EDC       Economic Development Corp.

  ETM       Escrowed to final maturity

  IDA       Industrial Development Authority/Agency

  IDB       Industrial Development Board

  ISD       Independent School District

  PRE       Prerefunded to a date prior to maturity

  USD       Unified School District

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  17

================================================================================

INVESTMENTS

---------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                    MARKET
AMOUNT                                                         COUPON          FINAL          VALUE
(000)       SECURITY                                            RATE         MATURITY         (000)
---------------------------------------------------------------------------------------------------
            FIXED-RATE INSTRUMENTS (32.6%)

            ALABAMA (0.7%)
  $ 2,000   Mobile IDB                                          4.65%       12/01/2011   $    2,023
    1,165   Montgomery Medical Clinic Board                     4.50         3/01/2012        1,172
    1,265   Montgomery Medical Clinic Board                     4.50         3/01/2013        1,266
    1,200   Montgomery Medical Clinic Board                     4.50         3/01/2014        1,191
    2,480   Montgomery Medical Clinic Board                     4.50         3/01/2015        2,424
    2,595   Montgomery Medical Clinic Board                     4.50         3/01/2016        2,506
                                                                                         ----------
                                                                                             10,582
                                                                                         ----------
            ARIZONA (0.8%)
    1,495   Health Facilities Auth.                             4.00         4/01/2010        1,508
    1,350   Health Facilities Auth.                             4.00         4/01/2012        1,385
    4,655   Mohave County IDA                                   6.75         5/01/2012        4,809
    1,010   Pinal County Correctional Facilities IDA (INS)      5.00        10/01/2010        1,028
    1,000   Pinal County Correctional Facilities IDA (INS)      5.25        10/01/2012        1,043
    1,000   Pinal County Correctional Facilities IDA (INS)      5.25        10/01/2013        1,047
    1,710   Pinal County Correctional Facilities IDA (INS)      5.25        10/01/2014        1,778
                                                                                         ----------
                                                                                             12,598
                                                                                         ----------
            ARKANSAS (0.0%)
      565   Springdale (INS)(PRE)                               4.00         7/01/2016          576
                                                                                         ----------
            CALIFORNIA (2.9%)
    5,000   Golden State Tobacco Securitization Corp.           5.00         6/01/2015        5,210
    7,000   Golden State Tobacco Securitization Corp.           5.00         6/01/2016        7,269
    3,000   Golden State Tobacco Securitization Corp.           5.00         6/01/2017        3,080
    8,500   Municipal Finance Auth.                             4.90         2/01/2039        8,542
    2,000   Salinas USD (INS)                                   4.21(a)      6/01/2014        1,735
    1,000   Salinas USD (INS)                                   4.21(a)     10/01/2014          857
      560   Santa Rosa Rancheria Tachi Yokut Tribe(b)           4.50         3/01/2011          561
    1,750   Santa Rosa Rancheria Tachi Yokut Tribe(b)           4.88         3/01/2016        1,549
   15,000   State                                               3.00         5/25/2010       15,186
                                                                                         ----------
                                                                                             43,989
                                                                                         ----------
            COLORADO (1.1%)
      405   Beacon Point Metropolitan District
             (LOC - Compass Bank)                               4.38        12/01/2015          397
    1,000   Denver Health and Hospital Auth.                    5.00        12/01/2014        1,024
    1,000   Denver Health and Hospital Auth.                    5.00        12/01/2015        1,013
    1,475   Denver Health and Hospital Auth.                    5.00        12/01/2016        1,485
    2,000   Health Facilities Auth.                             5.00         6/01/2012        2,084
    1,335   Health Facilities Auth.                             5.00         6/01/2013        1,402

================================================================================

18  | USAA TAX EXEMPT SHORT-TERM FUND

================================================================================

---------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                    MARKET
AMOUNT                                                         COUPON          FINAL          VALUE
(000)       SECURITY                                            RATE         MATURITY         (000)
---------------------------------------------------------------------------------------------------
  $ 2,000   Health Facilities Auth.                             5.00%        6/01/2015   $    2,090
    1,890   Health Facilities Auth.                             5.00        11/15/2015        2,062
      110   Health Facilities Auth. (ETM)                       5.00        11/15/2015          131
    2,840   Health Facilities Auth.                             5.00        11/15/2016        3,105
      160   Health Facilities Auth. (ETM)                       5.00        11/15/2016          191
    2,000   High Plains Metropolitan District
             (LOC - Compass Bank)                               4.38        12/01/2015        1,945
                                                                                         ----------
                                                                                             16,929
                                                                                         ----------
            DISTRICT OF COLUMBIA (0.2%)
    4,095   Community Academy (INS)                             4.50         5/01/2017        3,090
                                                                                         ----------
            FLORIDA (1.2%)
    1,340   Clay County Dev. Auth.                              3.95         3/01/2011        1,387
   10,000   Hurricane Catastrophe Fund Finance Corp.            5.00         7/01/2014       10,884
    3,700   Jacksonville Economic Dev. Commission               4.00         3/01/2011        3,831
    2,000   Palm Beach County School Board (INS)                5.00         8/01/2015        2,254
                                                                                         ----------
                                                                                             18,356
                                                                                         ----------
            GUAM (0.1%)
    1,000   Education Financing Foundation                      4.00        10/01/2013          995
      760   Education Financing Foundation                      5.00        10/01/2014          782
                                                                                         ----------
                                                                                              1,777
                                                                                         ----------
            ILLINOIS (1.9%)
    2,195   Chicago                                             6.13        12/01/2012        2,198
   20,000   Chicago Board of Education (INS)(c)                 4.50(a)     12/01/2009       19,947
      880   Housing Dev. Auth.                                  4.15         1/01/2014          930
      290   Housing Dev. Auth.                                  4.20         1/01/2014          307
      805   Housing Dev. Auth.                                  4.15         7/01/2014          854
    1,010   Housing Dev. Auth.                                  4.20         7/01/2015        1,068
      560   Housing Dev. Auth.                                  4.30         1/01/2016          582
      315   Housing Dev. Auth.                                  4.35         1/01/2016          328
    3,098   Pingree Grove                                       5.25         3/01/2015        2,723
                                                                                         ----------
                                                                                             28,937
                                                                                         ----------
            INDIANA (2.7%)
   10,000   Finance Auth.                                       4.90         1/01/2016       10,572
    2,060   Health and Educational Facility Auth.               5.00         2/15/2013        2,163
    3,000   Health Facility Financing Auth. (INS)               5.00        11/01/2009        3,007
   20,000   Jasper County (INS)                                 5.60        11/01/2016       21,967
    3,750   Port Commission                                     4.10         5/01/2012        3,927
                                                                                         ----------
                                                                                             41,636
                                                                                         ----------
            IOWA (0.7%)
   10,000   Finance Auth. (INS)                                 5.00         7/01/2014       10,746
                                                                                         ----------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  19

================================================================================

---------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                    MARKET
AMOUNT                                                         COUPON          FINAL          VALUE
(000)       SECURITY                                            RATE         MATURITY         (000)
---------------------------------------------------------------------------------------------------
            KANSAS (0.8%)
  $ 2,000   La Cygne (INS)                                      4.05%        3/01/2015   $    2,126
    9,375   Wyandotte County                                    4.75        12/01/2016        9,808
                                                                                         ----------
                                                                                             11,934
                                                                                         ----------
            MARYLAND (0.8%)
   10,000   Anne Arundel County                                 4.10         7/01/2014       10,128
    1,410   Health and Higher Education Facilities Auth.,
             acquired 3/05/2003, cost $1,410(d)                 5.00         2/01/2013        1,472
                                                                                         ----------
                                                                                             11,600
                                                                                         ----------
            MICHIGAN (1.6%)
    7,500   Detroit                                             5.00         3/01/2010        7,508
    4,950   Dickinson County EDC                                5.75         6/01/2016        5,043
    1,000   Hospital Finance Auth.                              5.00        11/15/2014        1,051
    1,000   Hospital Finance Auth.                              5.00        11/15/2015        1,040
    8,000   Municipal Bond Auth.                                6.00         1/20/2010        8,055
    1,300   Wayne County (INS)                                  5.63         5/01/2011        1,352
                                                                                         ----------
                                                                                             24,049
                                                                                         ----------
            MINNESOTA (0.2%)
    1,000   Higher Education Facilities Auth.                   4.00         4/01/2015        1,069
      250   St. Paul Housing and Redevelopment Auth.            5.00         5/15/2013          259
      250   St. Paul Housing and Redevelopment Auth.            5.00         5/15/2014          258
      250   St. Paul Housing and Redevelopment Auth.            5.00         5/15/2015          257
      300   St. Paul Housing and Redevelopment Auth.            5.00         5/15/2016          306
      325   St. Paul Housing and Redevelopment Auth.            5.25         5/15/2017          334
                                                                                         ----------
                                                                                              2,483
                                                                                         ----------
            MISSISSIPPI (0.7%)
    1,500   Hospital Equipment and Facilities Auth.             5.00         8/15/2013        1,556
    2,280   Hospital Equipment and Facilities Auth.             5.00         8/15/2014        2,364
    4,330   Hospital Equipment and Facilities Auth.             5.00        12/01/2014        4,431
    1,000   Hospital Equipment and Facilities Auth.             5.00         8/15/2015        1,029
    2,000   Hospital Equipment and Facilities Auth.             5.00         8/15/2016        2,049
                                                                                         ----------
                                                                                             11,429
                                                                                         ----------
            MISSOURI (1.3%)
    1,135   Cape Girardeau County IDA                           5.00         6/01/2014        1,172
    1,000   Cape Girardeau County IDA                           5.00         6/01/2017        1,014
    6,000   Environmental Improvement and Energy
             Resources Auth.                                    4.00         1/02/2012        6,071
    2,440   Fenton                                              4.10         4/01/2010        2,460
    1,200   Fenton                                              5.00         4/01/2011        1,238
    1,750   Fenton                                              5.00         4/01/2012        1,830

================================================================================

20  | USAA TAX EXEMPT SHORT-TERM FUND

================================================================================

---------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                    MARKET
AMOUNT                                                         COUPON          FINAL          VALUE
(000)       SECURITY                                            RATE         MATURITY         (000)
---------------------------------------------------------------------------------------------------
  $ 1,055   Joint Municipal Electric Utility Commission (INS)   5.00%        1/01/2015   $    1,123
    5,500   Riverside IDA (INS)                                 4.50         5/01/2016        5,667
                                                                                         ----------
                                                                                             20,575
                                                                                         ----------
            NEW JERSEY (2.0%)
   10,000   Bayonne                                             5.88        10/23/2009       10,017
    9,745   Tobacco Settlement Financing Corp.                  5.00         6/01/2014       10,198
    9,640   Transit Corp.                                       5.75         9/15/2014       10,569
                                                                                         ----------
                                                                                             30,784
                                                                                         ----------
            NEW MEXICO (0.3%)
    1,050   Jicarilla Apache Nation(b)                          5.00         9/01/2011        1,095
    1,620   Jicarilla Apache Nation(b)                          5.00         9/01/2013        1,742
    2,120   Sandoval County                                     4.00         6/01/2015        2,251
                                                                                         ----------
                                                                                              5,088
                                                                                         ----------
            NEW YORK (2.9%)
    1,000   Albany IDA                                          5.50        11/15/2012        1,058
    1,000   Albany IDA                                          5.50        11/15/2013        1,066
    3,500   Albany IDA                                          4.25        11/15/2014        3,549
    2,410   Albany IDA                                          5.00        11/15/2015        2,505
    1,000   Dormitory Auth.                                     5.00         7/01/2013        1,040
    3,710   Dormitory Auth.                                     5.00         7/01/2013        3,864
    3,010   Dormitory Auth.                                     5.00         7/01/2014        3,130
    3,000   Dormitory Auth.                                     6.00         7/01/2014        3,089
    3,145   Dormitory Auth.                                     5.00         7/01/2015        3,249
    4,095   Dormitory Auth.                                     5.00         7/01/2015        4,242
    2,000   Dormitory Auth.                                     4.00         8/15/2015        2,167
      720   Dormitory Auth.                                     4.00         2/15/2016          765
    3,295   Dormitory Auth.                                     5.00         7/01/2016        3,399
    2,890   East Rochester Housing Auth. (NBGA)                 3.75        12/20/2012        3,013
    2,500   Seneca Nation Indians Capital
             Improvements Auth.(b)                              5.25        12/01/2016        2,360
    4,660   Suffolk County IDA                                  4.30        11/01/2011        4,726
      450   Ulster County IDA (LOC - Manufacturers &
             Traders Trust Co.)                                 5.20        11/15/2009          452
                                                                                         ----------
                                                                                             43,674
                                                                                         ----------
            NORTH CAROLINA (0.3%)
    2,000   Eastern Municipal Power Agency(e)                   5.00         1/01/2016        2,191
    2,100   Medical Care Commission                             4.38         7/01/2017        1,980
                                                                                         ----------
                                                                                              4,171
                                                                                         ----------
            OHIO (1.0%)
    7,500   American Municipal Power - Ohio, Inc.               5.00         2/01/2010        7,584
    4,500   Buckeye Tobacco Settlement Financing Auth.          5.00         6/01/2015        4,689

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  21

================================================================================

---------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                    MARKET
AMOUNT                                                         COUPON          FINAL          VALUE
(000)       SECURITY                                            RATE         MATURITY         (000)
---------------------------------------------------------------------------------------------------
  $ 1,240   Miami County                                        5.25%        5/15/2011   $    1,279
    1,865   Miami County                                        5.25         5/15/2012        1,945
                                                                                         ----------
                                                                                             15,497
                                                                                         ----------
            OKLAHOMA (0.4%)
      730   Cherokee Nation (INS)(b)                            4.10        12/01/2011          747
    2,150   Cherokee Nation (INS)(b)                            4.30        12/01/2016        2,162
    1,685   Norman Regional Hospital Auth. (INS)                5.00         9/01/2011        1,698
    1,000   Norman Regional Hospital Auth. (INS)                5.00         9/01/2013        1,005
    1,090   Norman Regional Hospital Auth. (INS)                5.00         9/01/2014        1,078
                                                                                         ----------
                                                                                              6,690
                                                                                         ----------
            PENNSYLVANIA (0.9%)
    1,000   Allegheny County Hospital Dev. Auth.                5.00        11/15/2009        1,001
    9,750   Harrisburg Auth. (NBGA)(b)                          4.50(a)     12/15/2010        9,241
    1,500   Montgomery County IDA                               5.00        11/15/2016        1,529
    2,000   Montgomery County IDA                               5.00        11/15/2017        2,029
                                                                                         ----------
                                                                                             13,800
                                                                                         ----------
            SOUTH CAROLINA (1.9%)
   13,000   Berkeley County                                     4.88        10/01/2014       13,771
    2,125   Georgetown County                                   5.13         2/01/2012        2,154
    3,000   Jobs EDA (INS)                                      4.05         4/01/2013        3,002
    1,000   Lexington County Health Services District, Inc.     5.00        11/01/2014        1,087
    4,000   Richland County                                     4.60         9/01/2012        4,045
    1,485   SCAGO Educational Facilities Corp. (INS)            4.00        12/01/2016        1,458
    3,720   Tobacco Settlement Revenue Management Auth.         5.00         6/01/2018        3,721
                                                                                         ----------
                                                                                             29,238
                                                                                         ----------
            TEXAS (3.6%)
      315   Bexar County Health Facilities Dev. Corp.           5.00         7/01/2011          321
    3,000   Dallas Fort Worth International Airport             5.00        11/01/2016        3,388
    1,335   Gregg County Health Facilities Dev. Corp.           5.00        10/01/2015        1,366
    2,105   Gregg County Health Facilities Dev. Corp.           5.00        10/01/2016        2,143
      190   Hidalgo County Health Services Corp.                5.00         8/15/2010          193
      655   Lewisville (INS)                                    5.00         9/01/2010          664
    4,000   Lewisville ISD (NBGA)                               4.01(a)      8/15/2010        3,976
    3,000   Lewisville ISD (NBGA)                               4.07(a)      8/15/2011        2,948
      500   Midlothian Dev. Auth. (INS)                         5.00        11/15/2011          517
      760   Midlothian Dev. Auth. (INS)                         5.00        11/15/2012          794
      535   Midlothian Dev. Auth. (INS)                         5.00        11/15/2013          561
      560   Midlothian Dev. Auth. (INS)                         5.00        11/15/2014          583
      390   Midlothian Dev. Auth. (INS)                         5.00        11/15/2015          404
    1,220   Northwest ISD (NBGA)                                4.01(a)      2/15/2013        1,158
    1,000   Northwest ISD (NBGA)                                4.07(a)      2/15/2014          920
    1,000   San Leanna Education Facilities Corp.               5.00         6/01/2013        1,061

================================================================================

22  | USAA TAX EXEMPT SHORT-TERM FUND

================================================================================

---------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                    MARKET
AMOUNT                                                         COUPON          FINAL          VALUE
(000)       SECURITY                                            RATE         MATURITY         (000)
---------------------------------------------------------------------------------------------------
  $ 1,585   San Leanna Education Facilities Corp.               5.00%        6/01/2017   $    1,681
    1,000   Tarrant County Cultural Education Facilities
             Finance Corp.                                      5.00         5/15/2011        1,019
    1,000   Tarrant County Cultural Education Facilities
             Finance Corp.                                      5.25        11/15/2011        1,009
    1,155   Tarrant County Cultural Education Facilities
             Finance Corp.                                      5.25        11/15/2012        1,167
    1,220   Tarrant County Cultural Education Facilities
             Finance Corp.                                      5.00        11/15/2013        1,267
    1,100   Tarrant County Cultural Education Facilities
             Finance Corp.                                      5.25        11/15/2013        1,110
    1,265   Tarrant County Cultural Education Facilities
             Finance Corp.                                      5.25        11/15/2014        1,278
    1,470   Tarrant County Cultural Education Facilities
             Finance Corp.                                      5.00         5/15/2015        1,494
    1,250   Tarrant County Cultural Education Facilities
             Finance Corp.                                      5.75        11/15/2015        1,306
    1,000   Tarrant County Cultural Education Facilities
             Finance Corp.                                      5.00        11/15/2017        1,022
    3,635   Titus County                                        4.50         7/01/2011        3,731
    2,810   Tyler Health Facilities Dev. Corp.                  5.00        11/01/2013        2,950
    4,575   Tyler Health Facilities Dev. Corp.                  5.00        11/01/2014        4,814
    3,360   Tyler Health Facilities Dev. Corp.                  5.00        11/01/2015        3,499
    6,155   Tyler Health Facilities Dev. Corp.                  5.25        11/01/2016        6,484
                                                                                         ----------
                                                                                             54,828
                                                                                         ----------
            VIRGINIA (1.6%)
   18,665   Chesapeake Port Facility IDA(c)                     3.90         3/01/2013       19,510
    5,655   Marquis Community Dev. Auth.                        5.10         9/01/2013        5,129
                                                                                         ----------
                                                                                             24,639
                                                                                         ----------
            Total Fixed-Rate Instruments (cost: $490,977)                                   499,695
                                                                                         ----------
            PUT BONDS (25.1%)

            ALABAMA (0.9%)
    5,000   Chatom IDB (NBGA)                                   4.00         8/01/2037        5,002
    8,000   East Alabama Health Care Auth.                      5.00         9/01/2033        8,277
                                                                                         ----------
                                                                                             13,279
                                                                                         ----------
            ARIZONA (1.0%)
   15,000   Navajo County                                       5.50         6/01/2034       15,537
                                                                                         ----------
            CALIFORNIA (1.5%)
      245   Health Facilities Financing Auth. (PRE)             4.45         7/01/2026          261
    2,755   Health Facilities Financing Auth.                   4.45         7/01/2026        2,851

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  23

================================================================================

---------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                    MARKET
AMOUNT                                                         COUPON          FINAL          VALUE
(000)       SECURITY                                            RATE         MATURITY         (000)
---------------------------------------------------------------------------------------------------
  $ 5,000   Statewide Communities Dev. Auth. (INS)              4.10%        4/01/2028   $    5,151
    5,775   Statewide Communities Dev. Auth.                    3.85        11/01/2029        5,926
    8,500   Statewide Communities Dev. Auth.                    3.45         4/01/2035        8,633
                                                                                         ----------
                                                                                             22,822
                                                                                         ----------
            COLORADO (0.5%)
    8,000   E-470 Public Highway Auth. (INS)                    5.00         9/01/2039        8,257
                                                                                         ----------
            CONNECTICUT (0.1%)
    1,000   Dev. Auth.                                          5.75         6/01/2026        1,056
                                                                                         ----------
            FLORIDA (1.9%)
    7,500   Highlands County Health Facilities Auth.            5.00        11/15/2029        7,537
    5,000   Highlands County Health Facilities Auth.            3.95        11/15/2032        5,162
    7,610   Hillsborough County (INS)                           5.00        12/01/2034        7,921
    6,075   Miami Dade County Health Facilities Auth. (INS)     4.55         8/01/2046        6,321
    2,500   Miami-Dade County IDA(e)                            2.75        10/01/2018        2,500
                                                                                         ----------
                                                                                             29,441
                                                                                         ----------
            ILLINOIS (2.3%)
    8,000   Dev. Finance Auth.                                  3.75         2/01/2033        8,027
    1,250   Educational Facilities Auth.                        4.13         3/01/2030        1,299
    1,250   Educational Facilities Auth.                        4.13         3/01/2030        1,293
   12,000   Educational Facilities Auth.                        3.65         3/01/2034       12,117
   10,000   Educational Facilities Auth.                        4.45         3/01/2034       10,623
    1,900   Educational Facilities Auth.                        3.90        11/01/2036        1,933
                                                                                         ----------
                                                                                             35,292
                                                                                         ----------
            KENTUCKY (0.7%)
   10,000   Louisville/Jefferson County                         5.38         5/01/2027       10,420
                                                                                         ----------
            LOUISIANA (2.0%)
   10,000   Offshore Terminal Auth.                             4.30        10/01/2037       10,189
   10,000   Public Facilities Auth.                             7.00        12/01/2038       10,757
   10,000   West Baton Rouge Industrial District No. 3          3.00        12/01/2016       10,000
                                                                                         ----------
                                                                                             30,946
                                                                                         ----------
            MASSACHUSETTS (0.7%)
   10,000   Health and Educational Facilities Auth.             4.13        10/01/2037       10,304
                                                                                         ----------
            MICHIGAN (1.9%)
   10,000   Hospital Finance Auth.                              5.50        12/01/2034       11,110
    8,000   Strategic Fund Ltd.                                 5.25         8/01/2029        8,407
   10,000   Strategic Fund Ltd. (INS)                           4.85         9/01/2030       10,192
                                                                                         ----------
                                                                                             29,709
                                                                                         ----------

================================================================================

24  | USAA TAX EXEMPT SHORT-TERM FUND

================================================================================

---------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                    MARKET
AMOUNT                                                         COUPON          FINAL          VALUE
(000)       SECURITY                                            RATE         MATURITY         (000)
---------------------------------------------------------------------------------------------------
            MISSOURI (0.3%)
  $ 4,000   Bi-State Dev. Agency (LOC - JPMorgan
             Chase Bank, N.A.)                                  3.95%       10/01/2035   $    4,000
                                                                                         ----------
            NEVADA (0.3%)
    4,835   Clark County                                        5.45         3/01/2038        5,002
                                                                                         ----------
            NEW MEXICO (0.4%)
    6,500   Farmington (INS)                                    4.00         6/01/2032        6,505
                                                                                         ----------
            NEW YORK (0.7%)
    1,885   Amherst IDA (INS)                                   4.20        10/01/2031        1,930
    1,095   Brookhaven IDA (LOC - North Fork Bank)              4.25        11/01/2037        1,095
    7,000   Hempstead                                           5.00        12/01/2010        6,984
                                                                                         ----------
                                                                                             10,009
                                                                                         ----------
            OHIO (0.9%)
   10,000   Air Quality Dev. Auth.                              4.75         8/01/2029       10,216
    4,000   Air Quality Dev. Auth.                              3.88        12/01/2038        4,090
                                                                                         ----------
                                                                                             14,306
                                                                                         ----------
            PENNSYLVANIA (0.5%)
    4,000   EDA                                                 3.60         9/01/2013        4,011
    3,100   EDA                                                 5.00        12/01/2042        3,267
                                                                                         ----------
                                                                                              7,278
                                                                                         ----------
            TENNESSEE (0.2%)
    2,200   Lewisburg IDB                                       5.00         7/01/2012        2,209
                                                                                         ----------
            TEXAS (3.7%)
   17,500   Matagorda County Navigation District No. 1          5.13         6/01/2030       17,885
   12,000   North Texas Tollway Auth.                           5.75         1/01/2038       12,992
   15,000   North Texas Tollway Auth.                           5.00         1/01/2042       15,870
    9,590   Northside ISD (NBGA)(c)                             4.10         6/01/2035       10,191
                                                                                         ----------
                                                                                             56,938
                                                                                         ----------
            VIRGINIA (0.9%)
    8,000   Louisa IDA                                          5.38        11/01/2035        8,773
    5,300   Peninsula Ports Auth.                               5.00        10/01/2033        5,420
                                                                                         ----------
                                                                                             14,193
                                                                                         ----------
            WEST VIRGINIA (0.5%)
    7,000   EDA                                                 4.85         5/01/2019        7,310
                                                                                         ----------
            WISCONSIN (1.2%)
   10,000   Health and Educational Facilities Auth.             4.75         8/15/2025       10,110
    8,500   Health and Educational Facilities Auth.             5.13         8/15/2027        8,779
                                                                                         ----------
                                                                                             18,889
                                                                                         ----------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  25

================================================================================

---------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                    MARKET
AMOUNT                                                         COUPON          FINAL          VALUE
(000)       SECURITY                                            RATE         MATURITY         (000)
---------------------------------------------------------------------------------------------------
            WYOMING (2.0%)
  $15,000   Lincoln County                                      3.40%        1/01/2016   $   15,076
   14,000   Sweetwater County                                   3.90        12/01/2014       14,825
                                                                                         ----------
                                                                                             29,901
                                                                                         ----------
            Total Put Bonds (cost: $371,916)                                                383,603
                                                                                         ----------

            PERIODIC AUCTION RESET BONDS (1.1%)

            ARIZONA (0.3%)
   11,500   Maricopa County IDA, acquired 6/08/2006,
             cost $11,500(d),(f)                               0.56         1/01/2039         4,600
                                                                                         ----------
            CALIFORNIA (0.5%)
    7,650   Statewide Communities Dev. Auth., acquired
             8/03/2005-8/08/2007, cost $7,650 (INS)(d)          0.73         5/15/2029        7,650
                                                                                         ----------
            OKLAHOMA (0.3%)
   12,000   Tulsa County Industrial Auth., acquired
             7/20/2006 & 9/27/2006, cost $12,000(d),(f)         0.62         1/01/2039        4,800
                                                                                         ----------
            Total Periodic Auction Reset Bonds (cost: $31,150)                               17,050
                                                                                         ----------

            VARIABLE-RATE DEMAND NOTES (40.7%)

            CALIFORNIA (4.9%)
   15,000   Economic Recovery (LIQ)                             1.00         7/01/2023       15,000
   25,000   Economic Recovery (LIQ)                             1.00         7/01/2023       25,000
    2,000   San Diego USD (LIQ)(LOC - Dexia Credit Local)(b)    1.26         7/01/2028        2,000
   18,820   State (LIQ)(LOC - Dexia Credit Local)(b)            2.00         8/01/2032       18,820
   14,860   State (LOC - DEPFA Bank plc)                        1.50         5/01/2040       14,860
                                                                                         ----------
                                                                                             75,680
                                                                                         ----------
            COLORADO (0.5%)
    7,250   Educational and Cultural Facilities Auth.
             (LOC - Regions Bank)                               2.00         7/01/2031        7,250
                                                                                         ----------
            FLORIDA (2.3%)
    8,000   Highlands County Health Facilities Auth.
             (LOC - SunTrust Bank)                              1.20        11/15/2025        8,000
   13,000   Highlands County Health Facilities Auth.
             (LOC - SunTrust Bank)                              0.95        11/15/2034       13,000
    7,015   Highlands County Health Facilities Auth.
             (LOC - SunTrust Bank)                              1.09        11/15/2035        7,015
    7,500   Sarasota County (LOC - SunTrust Bank)               0.85         8/01/2030        7,500
                                                                                         ----------
                                                                                             35,515
                                                                                         ----------

================================================================================

26  | USAA TAX EXEMPT SHORT-TERM FUND

================================================================================

---------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                    MARKET
AMOUNT                                                         COUPON          FINAL          VALUE
(000)       SECURITY                                            RATE         MATURITY         (000)
---------------------------------------------------------------------------------------------------
            GEORGIA (0.3%)
  $ 4,000   La Grange Dev. Auth.                                6.75%       10/01/2012   $    4,000
                                                                                         ----------
            IDAHO (1.3%)
   19,885   American Falls Reservoir District                   3.47         2/01/2025       19,885
                                                                                         ----------
            ILLINOIS (1.6%)
   14,620   Regional Transportation Auth. (LIQ)
             (LOC - Dexia Credit Local)(b)                      1.30         7/01/2029       14,620
   10,000   State (LIQ)(LOC - Dexia Credit Local)(b)            1.30        11/01/2026       10,000
                                                                                         ----------
                                                                                             24,620
                                                                                         ----------
            INDIANA (1.0%)
   15,000   Tipton (LOC - Fifth Third Bank)                     1.75         6/01/2031       15,000
                                                                                         ----------
            LOUISIANA (3.4%)
   13,865   Lafayette (LIQ)(b)                                  3.28        11/01/2028       13,865
   15,380   Local Government Environmental Facilities
             and Community Dev. Auth. (LOC - Regions Bank)      1.60         4/01/2035       15,380
    7,500   Public Facilities Auth. (LOC - Regions Bank)        1.60         2/01/2033        7,500
   16,000   Public Facilities Auth. (LOC - Regions Bank)        1.60         3/01/2040       16,000
                                                                                         ----------
                                                                                             52,745
                                                                                         ----------
            MARYLAND (1.9%)
   15,000   Health and Higher Educational Facilities Auth.
             (LOC - Citizens Bank of Pennsylvania)              1.50         7/01/2040       15,000
   15,000   Montgomery County (NBGA)(b)                         2.40        11/01/2020       15,000
                                                                                         ----------
                                                                                             30,000
                                                                                         ----------
            MASSACHUSETTS (0.5%)
    7,170   Dev. Finance Agency (LOC - RBS Citizens, N.A.)      1.60        12/01/2035        7,170
                                                                                         ----------
            MICHIGAN (0.3%)
    4,200   Detroit EDC (LOC - RBS Citizens, N.A.)              1.65         6/01/2012        4,200
                                                                                         ----------
            NEW JERSEY (1.1%)
   16,360   EDA (LIQ)(b)                                        1.28         9/01/2022       16,360
                                                                                         ----------
            NEW YORK (3.4%)
    8,805   Onondaga County IDA (LOC - Key Bank, N.A.)          1.90         7/01/2033        8,805
    2,000   Ontario County IDA (LOC - RBS Citizens, N.A.)       1.50        10/01/2040        2,000
   11,465   Orange County IDA (LOC - Key Bank, N.A.)            2.15         7/01/2032       11,465
   16,350   State Energy Research and Dev. Auth. (INS)
             (LOC - Wachovia Bank, N.A.)                        0.70         8/01/2015       16,350
   14,000   Tompkins County IDA (LOC - RBS Citizens, N.A.)      1.50         1/01/2038       14,000
                                                                                         ----------
                                                                                             52,620
                                                                                         ----------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  27

================================================================================

---------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                    MARKET
AMOUNT                                                         COUPON          FINAL          VALUE
(000)       SECURITY                                            RATE         MATURITY         (000)
---------------------------------------------------------------------------------------------------
            NORTH CAROLINA (1.0%)
  $15,000   Charlotte-Mecklenberg Hospital Auth. (LIQ)          2.50%        1/15/2037   $   15,000
                                                                                         ----------
            OHIO (3.1%)
    3,530   Franklin County Health Care Facilities
             (LOC - Fifth Third Bank)                           1.75         8/01/2020        3,530
    2,120   Franklin County Health Care Facilities
             (LOC - Fifth Third Bank)                           1.75         8/01/2035        2,120
   10,200   Franklin County Health Care Facilities
             (LOC - Fifth Third Bank)                           1.75         8/01/2035       10,200
   15,000   Middleburg Heights Hospital
             (LOC - Fifth Third Bank)                           1.60         8/15/2022       15,000
   16,560   Sandusky County Hospital Facilities
             (LOC - Fifth Third Bank)                           1.75         2/01/2030       16,560
                                                                                         ----------
                                                                                             47,410
                                                                                         ----------
            OREGON (0.5%)
    8,010   Health, Housing, Educational and Cutural
             Facilities Auth. (LOC - Key Bank, N.A.)            1.30         3/01/2033        8,010
                                                                                         ----------
            PENNSYLVANIA (4.8%)
    9,100   Berks County IDA (NBGA)                             5.10         7/01/2016        9,100
    6,000   Delaware County Auth. (LOC - Citizens
             Bank of Pennsylvania)                              1.14        4/01/2030         6,000
    9,070   Grove City Area Hospital Auth.
             (LOC - Fifth Third Bank)                           1.75        12/01/2029        9,070
   20,000   Lackawanna County (LIQ)(INS)                        1.10         9/01/2035       20,000
   19,300   Langhorne Manor (LOC - Citizens
             Bank of Pennsylvania)                              1.65        10/01/2032       19,300
   10,000   Schuylkill County IDA                               4.32         4/01/2021       10,000
                                                                                         ----------
                                                                                             73,470
                                                                                         ----------
            RHODE ISLAND (1.3%)
    4,165   EDC (LOC - RBS Citizens, N.A.)                      1.90        10/01/2034        4,165
    3,800   Health and Educational Building Corp.
             (LOC - RBS Citizens, N.A.)                         0.60         4/01/2036        3,800
   12,600   Health and Educational Building Corp.
             (LOC - RBS Citizens, N.A.)                         1.75         2/01/2038       12,600
                                                                                         ----------
                                                                                             20,565
                                                                                         ----------
            SOUTH DAKOTA (0.7%)
   10,400   Grant County                                        3.25        12/01/2012       10,400
                                                                                         ----------
            TENNESSEE (1.1%)
    2,000   Cookeville Regional Medical Center Auth.
             (LOC - Regions Bank)                               1.60         3/01/2036        2,000

================================================================================

28  | USAA TAX EXEMPT SHORT-TERM FUND

================================================================================

---------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                    MARKET
AMOUNT                                                         COUPON          FINAL          VALUE
(000)       SECURITY                                            RATE         MATURITY         (000)
---------------------------------------------------------------------------------------------------
  $ 8,000   Johnson City Health and Educational
             Facilities Board (LOC - Regions Bank)              2.50%        7/01/2038   $    8,000
    7,000   Knox County Health, Educational and
             Housing Facilities Board (LOC - Regions Bank)      3.00        10/01/2026        7,000
                                                                                         ----------
                                                                                             17,000
                                                                                         ----------
            TEXAS (0.7%)
   10,300   Red River Auth. (INS)(LIQ)                          8.50         7/01/2016       10,300
                                                                                         ----------
            VIRGINIA (1.7%)
    8,200   Chesapeake Hospital Auth. (LOC - SunTrust Bank)     0.85         7/01/2031        8,200
    5,500   Fairfax County EDA (LOC - SunTrust Bank)            0.85         6/01/2037        5,500
   13,000   Harrisonburg IDA (LOC - SunTrust Bank)              0.95        12/01/2021       13,000
                                                                                         ----------
                                                                                             26,700
                                                                                         ----------
            WASHINGTON (2.2%)
   15,000   Health Care Facilities Auth. (LOC - Key Bank, N.A.) 1.00         7/01/2030       15,000
   18,910   Housing Finance Commission
             (LOC - HSH Nordbank A.G.)                          0.50         3/01/2036       18,910
                                                                                         ----------
                                                                                             33,910
                                                                                         ----------
            WISCONSIN (1.1%)
   16,360   Milwaukee Metropolitan Sewer District (LIQ)(b)      1.30        10/01/2022       16,360
                                                                                         ----------
            Total Variable-Rate Demand Notes (cost: $624,170)                               624,170
                                                                                         ----------

            TOTAL INVESTMENTS (COST: $1,518,213)                                         $1,524,518
                                                                                         ==========

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  29

================================================================================

----------------------------------------------------------------------------------------------
($ IN 000s)                                   VALUATION HIERARCHY
----------------------------------------------------------------------------------------------
                                        (LEVEL 1)          (LEVEL 2)     (LEVEL 3)
                                    QUOTED PRICES  OTHER SIGNIFICANT   SIGNIFICANT
                                IN ACTIVE MARKETS         OBSERVABLE  UNOBSERVABLE
                             FOR IDENTICAL ASSETS             INPUTS        INPUTS       TOTAL
----------------------------------------------------------------------------------------------
Fixed-Rate Instruments                         $-         $  499,695       $     -  $  499,695
Put Bonds                                       -            383,603             -     383,603
Periodic Auction Reset Bonds                    -              7,650         9,400      17,050
Variable-Rate Demand Notes                      -            624,170             -     624,170
----------------------------------------------------------------------------------------------
Total                                          $-         $1,515,118        $9,400  $1,524,518
----------------------------------------------------------------------------------------------

Reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining value:

----------------------------------------------------------------------------------------------
                                                                              PERIODIC AUCTION
                                                                                   RESET BONDS
----------------------------------------------------------------------------------------------
Balance as of March 31, 2009                                                          $      -
Net realized gain (loss)                                                                     -
Change in net unrealized appreciation/depreciation                                     (14,100)
Net purchases (sales)                                                                        -
Transfers in and/or out of Level 3                                                      23,500
----------------------------------------------------------------------------------------------
Balance as of September 30, 2009                                                      $  9,400
----------------------------------------------------------------------------------------------

================================================================================

30  | USAA TAX EXEMPT SHORT-TERM FUND

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

September 30, 2009 (unaudited)

--------------------------------------------------------------------------------

o GENERAL NOTES

  Market values of securities are determined by procedures and practices discussed in Note 1 to the financial statements.

  The portfolio of investments category percentages shown represent the percentages of the investments to net assets, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets.

o SPECIFIC NOTES

  (a) Zero-coupon security. Rate represents the effective yield at the date of purchase.

  (b) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by USAA Investment Management Company (the Manager) under liquidity guidelines approved by the Board of Trustees, unless otherwise noted as illiquid.

  (c) At September 30, 2009, portions of these securities were segregated to cover delayed-delivery and/or when-issued purchases.

  (d) Security deemed illiquid by the Manager, under liquidity guidelines approved by the Board of Trustees. The aggregate market value

================================================================================

                                         NOTES TO PORTFOLIO OF INVESTMENTS |  31

================================================================================

      of these securities at September 30, 2009, was $18,522,000, which represented 1.2% of the Fund's net assets.

  (e) At September 30, 2009, the aggregate market value of securities purchased on a delayed-delivery basis was $4,691,000, which included when-issued securities of $2,191,000.

  (f) Security was fair valued at September 30, 2009, by the Manager in accordance with valuation procedures approved by the Board of Trustees.

See accompanying notes to financial statements.

================================================================================

32  | USAA TAX EXEMPT SHORT-TERM FUND

================================================================================

STATEMENT OF ASSETS AND LIABILITIES
(IN THOUSANDS)

September 30, 2009 (unaudited)

--------------------------------------------------------------------------------

ASSETS
   Investments in securities, at market value (cost of $1,518,213)             $1,524,518
   Cash                                                                                 1
   Receivables:
      Capital shares sold                                                           2,438
      Interest                                                                     12,701
                                                                               ----------
         Total assets                                                           1,539,658
                                                                               ----------
LIABILITIES
   Payables:
      Securities purchased                                                          4,660
      Capital shares redeemed                                                       1,413
      Dividends on capital shares                                                     624
   Accrued management fees                                                            391
   Accrued transfer agent's fees                                                       11
   Other accrued expenses and payables                                                 17
                                                                               ----------
         Total liabilities                                                          7,116
                                                                               ----------
            Net assets applicable to capital shares outstanding                $1,532,542
                                                                               ==========
NET ASSETS CONSIST OF:
   Paid-in capital                                                             $1,530,075
   Accumulated net realized loss on investments                                    (3,838)
   Net unrealized appreciation of investments                                       6,305
                                                                               ----------
            Net assets applicable to capital shares outstanding                $1,532,542
                                                                               ==========
   Capital shares outstanding, unlimited number of shares
      authorized, no par value                                                    144,855
                                                                               ==========
   Net asset value, redemption price, and offering price per share             $    10.58
                                                                               ==========

See accompanying notes to financial statements.

================================================================================

                                                      FINANCIAL STATEMENTS |  33

================================================================================

STATEMENT OF OPERATIONS
(IN THOUSANDS)

Six-month period ended September 30, 2009 (unaudited)

--------------------------------------------------------------------------------

INVESTMENT INCOME
   Interest income                                                      $27,319
                                                                        -------
EXPENSES
   Management fees                                                        2,151
   Administration and servicing fees                                      1,006
   Transfer agent's fees                                                    298
   Custody and accounting fees                                               94
   Postage                                                                   13
   Shareholder reporting fees                                                10
   Trustees' fees                                                             5
   Registration fees                                                         36
   Professional fees                                                         48
   Other                                                                     12
                                                                        -------
           Total expenses                                                 3,673
                                                                        -------
NET INVESTMENT INCOME                                                    23,646
                                                                        -------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
   Net realized gain (loss) on:
      Unaffiliated transactions                                             (26)
      Affiliated transactions (Note 7)                                        3
   Change in net unrealized appreciation/depreciation                    26,403
                                                                        -------
           Net realized and unrealized gain                              26,380
                                                                        -------
   Increase in net assets resulting from operations                     $50,026
                                                                        =======

See accompanying notes to financial statements.

================================================================================

34  | USAA TAX EXEMPT SHORT-TERM FUND

================================================================================

STATEMENTS OF CHANGES IN NET ASSETS
(IN THOUSANDS)

Six-month period ended September 30, 2009 (unaudited), and year ended March 31, 2009

--------------------------------------------------------------------------------

                                                                9/30/2009      3/31/2009
----------------------------------------------------------------------------------------
FROM OPERATIONS
   Net investment income                                       $   23,646     $   48,149
   Net realized loss on investments                                   (23)          (481)
   Change in net unrealized appreciation/depreciation of
      investments                                                  26,403        (22,409)
                                                               -------------------------
      Increase in net assets resulting from operations             50,026         25,259
                                                               -------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income                                          (23,118)       (48,118)
                                                               -------------------------
FROM CAPITAL SHARE TRANSACTIONS
   Proceeds from shares sold                                      405,379        471,416
   Reinvested dividends                                            18,732         38,093
   Cost of shares redeemed                                       (129,937)      (295,695)
                                                               -------------------------
      Increase in net assets from capital share transactions      294,174        213,814
                                                               -------------------------
   Net increase in net assets                                     321,082        190,955

NET ASSETS
   Beginning of period                                          1,211,460      1,020,505
                                                               -------------------------
   End of period                                               $1,532,542     $1,211,460
                                                               =========================
Accumulated undistributed net investment income:
   End of period                                               $        -     $     (528)
                                                               =========================
CHANGE IN SHARES OUTSTANDING
   Shares sold                                                     38,737         45,097
   Shares issued for dividends reinvested                           1,789          3,650
   Shares redeemed                                                (12,427)       (28,350)
                                                               -------------------------
      Increase in shares outstanding                               28,099         20,397
                                                               =========================

See accompanying notes to financial statements.

================================================================================

                                                      FINANCIAL STATEMENTS |  35

================================================================================

NOTES TO FINANCIAL STATEMENTS

September 30, 2009 (unaudited)

--------------------------------------------------------------------------------

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is an open-end management investment company organized as a Delaware statutory trust consisting of 45 separate funds. The information presented in this semiannual report pertains only to the USAA Tax Exempt Short-Term Fund (the Fund), which is classified as diversified under the 1940 Act. The Fund's investment objective is to provide investors with interest income that is exempt from federal income tax.

A. SECURITY VALUATION -- The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

    1. Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Trust's Board of Trustees. The Service uses an evaluated mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of tax-exempt securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

    2. Debt securities purchased with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

================================================================================

36  | USAA TAX EXEMPT SHORT-TERM FUND

================================================================================

    3. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by USAA Investment Management Company (the Manager), an affiliate of the Fund, under valuation procedures approved by the Trust's Board of Trustees. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's net asset value (NAV) to be more reliable than it otherwise would be.

        Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS -- Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the portfolio of investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

    Level 1 -- inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

    Level 2 -- inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  37

================================================================================

    Level 3 -- inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

    The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

    For the securities valued using significant unobservable inputs, the Manager determined the market quotations from the pricing services were not determinative of fair value. As such, the securities were valued in good faith using methods determined by the Manager, under valuation procedures approved by the Trust's Board of Trustees. These unobservable inputs included risk premium adjustments reflecting the amount the Manager assumed market participants would demand because of the risk (uncertainty) in the cash flows from the securities and other information related to the securities such as credit quality and coupon rates. Refer to the portfolio of investments for a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value.

C. FEDERAL TAXES -- The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income tax provision is required.

D. INVESTMENTS IN SECURITIES -- Security transactions are accounted for on the date the securities are purchased or sold (trade date). Gains or losses from sales of investment securities are computed on the identified cost basis. Interest income is recorded daily on the accrual basis. Premiums and discounts are amortized over the life of the respective securities, using the effective yield method for long-term securities and the straight-line method for short-term securities.

E. SECURITIES PURCHASED ON A DELAYED-DELIVERY OR WHEN-ISSUED BASIS -- Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation,

================================================================================

38  | USAA TAX EXEMPT SHORT-TERM FUND

================================================================================

    and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a delayed-delivery or when-issued basis may increase the volatility of the Fund's NAV to the extent that the Fund makes such purchases while remaining substantially fully invested. As of September 30, 2009, the Fund's outstanding delayed-delivery commitments, including interest purchased, were $4,660,000; of which $2,160,000 were when-issued securities.

F. EXPENSES PAID INDIRECTLY -- Through arrangements with the Fund's custodian and other banks utilized by the Fund for cash management purposes, realized credits, if any, generated from cash balances in the Fund's bank accounts may be used to directly reduce the Fund's expenses. For the six-month period ended September 30, 2009, these custodian and other bank credits reduced the Fund's expenses by less than $500.

G. INDEMNIFICATIONS -- Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnifications. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust expects the risk of loss to be remote.

H. USE OF ESTIMATES -- The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

I. SUBSEQUENT EVENTS -- Subsequent events are events or transactions that occur after the balance sheet date but before the financial statements are issued and are categorized as recognized or non-recognized for financial statement purposes. The Fund has evaluated subsequent events through November 17, 2009, the date the financial

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  39

================================================================================

    statements were issued, and has determined there were no events that required recognition or disclosure in the Fund's financial statements.

(2) LINE OF CREDIT

The Fund participates in a joint, short-term, revolving, committed loan agreement of $750 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager. The purpose of the agreement is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Subject to availability, the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at a rate per annum equal to the rate at which CAPCO obtains funding in the capital markets, with no markup.

The USAA funds that are party to the loan agreement are assessed facility fees by CAPCO based on the funds' assessed proportionate share of CAPCO's operating expenses related to obtaining and maintaining CAPCO's funding programs in total (in no event to exceed 0.07% annually of the amount of the committed loan agreement). The facility fees are allocated among the funds based on their respective average net assets for the period.

For the six-month period ended September 30, 2009, the Fund paid CAPCO facility fees of $4,000, which represents 3.5% of the total fees paid to CAPCO by the USAA funds. The Fund had no borrowings under this agreement during the six-month period ended September 30, 2009.

(3) DISTRIBUTIONS

The tax basis of distributions and accumulated undistributed net investment income will be determined based upon the Fund's tax year-end of March 31, 2010, in accordance with applicable tax law.

Net investment income is accrued daily as dividends and distributed to shareholders monthly. Distributions of realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes. At March 31, 2009, the Fund had capital loss carryovers of $3,639,000, for federal income tax purposes, which, if not offset by subsequent capital gains, will expire between 2012 and 2016, as shown

================================================================================

40  | USAA TAX EXEMPT SHORT-TERM FUND

================================================================================

below. It is unlikely that the Trust's Board of Trustees will authorize a distribution of capital gains realized in the future until the capital loss carryovers have been used or expire.

                             CAPITAL LOSS CARRYOVERS
                   ----------------------------------------
                     EXPIRES                      BALANCE
                   -----------                   ----------
                      2012                       $   11,000
                      2013                          941,000
                      2014                          265,000
                      2015                        2,326,000
                      2016                           96,000
                                                 ----------
                                     Total       $3,639,000
                                                 ==========

The Fund is required to evaluate tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Income tax and related interest and penalties would be recognized by the Fund as tax expense in the statement of operations if the tax positions were deemed to not meet the more-likely-than-not threshold. For the six-month period ended September 30, 2009, the Fund did not incur any income tax, interest, or penalties. As of September 30, 2009, the Manager has reviewed all open tax years and concluded that there was no impact to the Fund's net assets or results of operations. Tax years ended March 31, 2006, through March 31, 2009, remain subject to examination by the Internal Revenue Service and state taxing authorities. On an ongoing basis, the Manager will monitor its tax positions to determine if adjustments to this conclusion are necessary.

(4) INVESTMENT TRANSACTIONS

Cost of purchases and proceeds from sales/maturities of securities, excluding short-term securities, for the six-month period ended September 30, 2009, were $119,500,000 and $55,461,000, respectively.

As of September 30, 2009, the cost of securities, including short-term securities, for federal income tax purposes, was approximately the same as that reported in the financial statements.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  41

================================================================================

Gross unrealized appreciation and depreciation of investments as of September 30, 2009, were $23,677,000 and $17,372,000, respectively, resulting in net unrealized appreciation of $6,305,000.

(5) TRANSACTIONS WITH MANAGER

A. MANAGEMENT FEES -- The Manager carries out the Fund's investment policies and manages the Fund's portfolio pursuant to an Advisory Agreement. The investment management fee for the Fund is composed of a base fee and a performance adjustment. The Fund's base fee is accrued daily and paid monthly at an annualized rate of 0.28% of the Fund's average net assets for the fiscal year.

    The performance adjustment is calculated monthly by comparing the Fund's performance to that of the Lipper Short Municipal Debt Funds Index over the performance period. The Lipper Short Municipal Debt Funds Index tracks the total return performance of the 10 largest funds in the Lipper Short Municipal Debt Funds category. The performance period for the Fund consists of the current month plus the previous 35 months. The following table is utilized to determine the extent of the performance adjustment:

    OVER/UNDER PERFORMANCE           ANNUAL ADJUSTMENT RATE
    RELATIVE TO INDEX(1)             AS A % OF THE FUND'S AVERAGE NET ASSETS(1)
    ---------------------------------------------------------------------------
    +/- 0.20% to 0.50%               +/- 0.04%
    +/- 0.51% to 1.00%               +/- 0.05%
    +/- 1.01% and greater            +/- 0.06%

    (1)Based on the difference between average annual performance of the Fund and its relevant index, rounded to the nearest 0.01%. Average net assets are calculated over a rolling 36-month period.

    The annual performance adjustment rate is multiplied by the average net assets of the Fund over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is the performance adjustment; a positive adjustment in the case of overperformance, or a negative adjustment in the case of underperformance.

================================================================================

42  | USAA TAX EXEMPT SHORT-TERM FUND

================================================================================

    Under the performance fee arrangement, the Fund will pay a positive performance fee adjustment for a performance period whenever the Fund outperforms the Lipper Short Municipal Debt Funds Index over that period, even if the Fund had overall negative returns during the performance period.

    For the six-month period ended September 30, 2009, the Fund incurred incurred total management fees, paid or payable to the Manager, of $2,151,000, which included a 0.04% performance adjustment of $274,000.

B. ADMINISTRATION AND SERVICING FEES -- The Manager provides certain administration and shareholder servicing functions for the Fund. For such services, the Manager receives a fee accrued daily and paid monthly at an annualized rate of 0.15% of the Fund's average net assets. For the six-month period ended September 30, 2009, the Fund incurred administration and servicing fees, paid or payable to the Manager, of $1,006,000.

    In addition to the services provided under its Administration and Servicing Agreement with the Fund, the Manager also provides certain compliance and legal services for the benefit of the Fund. The Trust's Board of Trustees has approved the reimbursement of a portion of these expenses incurred by the Manager. For the six-month period ended September 30, 2009, the Fund reimbursed the Manager $30,000 for these compliance and legal services. These expenses are included in the professional fees on the Fund's statement of operations.

C. TRANSFER AGENT'S FEES -- USAA Transfer Agency Company, d/b/a USAA Shareholder Account Services (SAS), an affiliate of the Manager, provides transfer agent services to the Fund based on an annual charge of $25.50 per shareholder account plus out-of-pocket expenses. The Fund also pays SAS fees that are related to the administration and servicing of accounts that are traded on an omnibus basis. For the six-month period ended September 30, 2009, the Fund incurred transfer agent's fees, paid or payable to SAS, of $298,000.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  43

================================================================================

D. UNDERWRITING SERVICES -- The Manager provides exclusive underwriting and distribution of the Fund's shares on a continuing best-efforts basis. The Manager receives no commissions or fees for this service.

(6) TRANSACTIONS WITH AFFILIATES

Certain trustees and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated trustees or Fund officers received any compensation from the Fund.

(7) SECURITY TRANSACTIONS WITH AFFILIATED FUNDS

During the six-month period ended September 30, 2009, in accordance with affiliated transaction procedures approved by the Trust's Board of Trustees, purchases and sales of security transactions were executed between the Fund and the following affiliated USAA fund at the then-current market price with no brokerage commissions incurred.

                                                      COST TO     NET REALIZED
        SELLER                  PURCHASER            PURCHASER   GAIN TO SELLER
-------------------------------------------------------------------------------
USAA Tax Exempt           USAA Tax Exempt
  Short-Term Fund           Intermediate-Term Fund  $18,473,000     $  3,000

USAA Tax Exempt           USAA Tax Exempt
  Intermediate-Term Fund    Short-Term Fund          11,354,000      354,000

(8) NEW ACCOUNTING PRONOUNCEMENT

    DERIVATIVES AND HEDGING -- In March 2008, the Financial Accounting Standards Board issued an accounting standard that requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. The Fund adopted the accounting standard on April 1, 2009; however, the Fund did not invest in any derivatives during the period from April 1, 2009, through September 30, 2009. Therefore, no disclosures have been made.

================================================================================

44  | USAA TAX EXEMPT SHORT-TERM FUND

================================================================================

(9) FINANCIAL HIGHLIGHTS

Per share operating performance for a share outstanding throughout each period is as follows:

                              SIX-MONTH
                             PERIOD ENDED
                             SEPTEMBER 30,                             YEAR ENDED MARCH 31,
                            -----------------------------------------------------------------------------------------
                                  2009             2009             2008          2007             2006          2005
                            -----------------------------------------------------------------------------------------
Net asset value at
 beginning of period        $    10.38       $    10.59       $    10.60    $    10.59       $    10.68    $    10.88
                            -----------------------------------------------------------------------------------------
Income (loss) from
 investment operations:
 Net investment income             .19              .45              .41           .39              .34           .28
 Net realized and
  unrealized gain (loss)           .19             (.20)            (.01)          .01             (.09)         (.20)
                            -----------------------------------------------------------------------------------------
Total from investment
 operations                        .38              .25              .40           .40              .25           .08
                            -----------------------------------------------------------------------------------------
Less distributions from:
 Net investment income            (.18)            (.46)            (.41)         (.39)            (.34)         (.28)
                            -----------------------------------------------------------------------------------------
Net asset value at end
 of period                  $    10.58       $    10.38       $    10.59    $    10.60       $    10.59    $    10.68
                            =========================================================================================
Total return (%)*                 3.71             2.38             3.84          3.79             2.40           .75
Net assets at end
 of period (000)            $1,532,542       $1,211,460       $1,020,505    $1,066,679       $1,160,117    $1,282,834
Ratios to average
 net assets:**
 Expenses (%)(a)                   .55(b)           .56              .55           .55              .56           .55
 Net investment
  income (%)                      3.52(b)          4.36             3.86          3.64             3.22          2.60
Portfolio turnover (%)               7               24               26            35               24             8

  * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return.
 ** For the six-month period ended September 30, 2009, average net assets were $1,339,365,000.
(a) Reflects total operating expenses of the Fund before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios as follows:
                                  (.00%)(+)        (.00%)(+)        (.01%)        (.00%)(+)        (.01%)        (.00%)(+)
    + Represents less than 0.01% of average net assets.
(b) Annualized. The ratio is not necessarily indicative of 12 months of operations.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  45

================================================================================

EXPENSE EXAMPLE

September 30, 2009 (unaudited)

--------------------------------------------------------------------------------

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees, redemption fees, and low balance fees; and indirect costs, including management fees, transfer agency fees, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as "ongoing costs" (in dollars), of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of April 1, 2009, through September 30, 2009.

ACTUAL EXPENSES

The first line of the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may

================================================================================

46  | USAA TAX EXEMPT SHORT-TERM FUND

================================================================================

use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees, redemption fees, or low balance fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would have been higher.

                                                                              EXPENSES PAID
                                   BEGINNING               ENDING             DURING PERIOD*
                                 ACCOUNT VALUE         ACCOUNT VALUE         APRIL 1, 2009 -
                                 APRIL 1, 2009      SEPTEMBER 30, 2009     SEPTEMBER 30, 2009
                                 ------------------------------------------------------------
Actual                             $1,000.00             $1,037.10                 $2.81

Hypothetical
 (5% return before expenses)        1,000.00              1,022.31                  2.79

* Expenses are equal to the Fund's annualized expense ratio of 0.55%, which is net of any expenses paid indirectly, multiplied by the average account value over the period, multiplied by 183 days/365 days (to reflect the one-half-year period). The Fund's ending account value on the first line in the table is based on its actual total return of 3.71% for the six-month period of April 1, 2009, through September 30, 2009.

================================================================================

                                                           EXPENSE EXAMPLE |  47

================================================================================

ADVISORY AGREEMENT

September 30, 2009 (unaudited)

--------------------------------------------------------------------------------

At a meeting of the Board of Trustees (the Board) held on April 16, 2009, the Board, including the Trustees who are not "interested persons" of the Trust (the Independent Trustees), approved the continuance of the Advisory Agreement between the Trust and the Manager with respect to the Fund.

In advance of the meeting, the Trustees received and considered a variety of information relating to the Advisory Agreement and the Manager and were given the opportunity to ask questions and request additional information from management. The information provided to the Board included, among other things:
(i) a separate report prepared by an independent third party, which provided a statistical analysis comparing the Fund's investment performance, expenses, and fees to comparable investment companies; (ii) information concerning the services rendered to the Fund, as well as information regarding the Manager's revenues and costs of providing services to the Fund and compensation paid to affiliates of the Manager; and (iii) information about the Manager's operations and personnel. Prior to voting, the Independent Trustees reviewed the proposed continuation of the Advisory Agreement with management and with experienced independent counsel and received materials from such counsel discussing the legal standards for their consideration of the proposed continuation of the Advisory Agreement with respect to the Fund. The Independent Trustees also reviewed the proposed continuation of the Advisory Agreement with respect to the Fund in private sessions with their counsel at which no representatives of management were present. At each regularly scheduled meeting of the Board and its committees, the Board receives and reviews, among other things, information concerning the Fund's performance and related services provided by the Manager. At the meeting at which the renewal of the Advisory Agreement is considered, particular focus is given to

================================================================================

48  | USAA TAX EXEMPT SHORT-TERM FUND

================================================================================

information concerning Fund performance, comparability of fees and total expenses, and profitability. However, the Board noted that the evaluation process with respect to the Manager is an ongoing one. In this regard, the Board's and its committees' consideration of the Advisory Agreement included information previously received at such meetings.

ADVISORY AGREEMENT

After full consideration of a variety of factors, the Board, including the Independent Trustees, voted to approve the Advisory Agreement. In approving the Advisory Agreement, the Trustees did not identify any single factor as controlling, and each Trustee attributed different weights to various factors. Throughout their deliberations, the Independent Trustees were represented and assisted by independent counsel.

NATURE, EXTENT, AND QUALITY OF SERVICES -- In considering the nature, extent, and quality of the services provided by the Manager under the Advisory Agreement, the Board reviewed information provided by the Manager relating to its operations and personnel. The Board also took into account its familiarity with the Manager's management through Board meetings, discussions, and reports during the preceding year. The Board considered the fees paid to the Manager and the services provided to the Fund by the Manager under the Advisory Agreement, as well as other services provided by the Manager and its affiliates under other agreements, and the personnel who provide these services. In addition to the investment advisory services provided to the Fund, the Manager and its affiliates provide administrative services, stockholder services, oversight of Fund accounting, marketing services, assistance in meeting legal and regulatory requirements, and other services necessary for the operation of the Fund and the Trust.

The Board considered the Manager's management style and the performance of its duties under the Advisory Agreement. The Board considered the level and depth of knowledge of the Manager, including the professional experience and qualifications of its senior and investment personnel, as well as current staffing levels. The allocation of the Fund's brokerage, including the Manager's process for monitoring "best execution,"

================================================================================

                                                        ADVISORY AGREEMENT |  49

================================================================================

also was considered. The Manager's role in coordinating the activities of the Fund's other service providers also was considered. The Board considered the Manager's financial condition and that it had the financial wherewithal to continue to provide the same scope and high quality of services under the Advisory Agreement. In reviewing the Advisory Agreement, the Board focused on the experience, resources, and strengths of the Manager and its affiliates in managing investment companies, including the Fund.

The Board also reviewed the compliance and administrative services provided to the Fund by the Manager and its affiliates, including the Manager's oversight of the Fund's day-to-day operations and oversight of Fund accounting. The Trustees, guided also by information obtained from their experiences as trustees of the Fund and other investment companies managed by the Manager, also focused on the quality of the Manager's compliance and administrative staff.

EXPENSES AND PERFORMANCE -- In connection with its consideration of the Advisory Agreement, the Board evaluated the Fund's advisory fees and total expense ratio as compared to other open-end investment companies deemed to be comparable to the Fund as determined by the independent third party in its report. The Fund's expenses were compared to (i) a group of investment companies chosen by the independent third party to be comparable to the Fund based upon certain factors, including fund type, comparability of investment objectives and classifications, sales load type (in this case, investment companies with no sales loads or front-end loads), asset size, and expense components (the "expense group") and
(ii) a larger group of investment companies that includes all no-load and front-end load retail open-end investment companies in similar investment classifications/objectives as the Fund regardless of asset size, excluding outliers (the "expense universe"). Among other data, the Board noted that the Fund's management fee rate -- which includes advisory and administrative services and the effects of any performance adjustment -- was above the median of its expense group and its expense universe. The data indicated that the Fund's total expense ratio was above the median of its expense group and below the median of its expense universe. The Board took into account the various services provided to the Fund by the Manager and its affiliates, including the high quality of services provided

================================================================================

50  | USAA TAX EXEMPT SHORT-TERM FUND

================================================================================

by the Manager. The Board also noted the level and method of computing the management fee, including the performance adjustment to such fee.

In considering the Fund's performance, the Board noted that it reviews at its regularly scheduled meetings information about the Fund's performance results. The Trustees also reviewed various comparative data provided to them in connection with their consideration of the approval of the Advisory Agreement, including, among other information, a comparison of the Fund's average annual total return with its Lipper index and with that of other mutual funds deemed to be in its peer group by the independent third party in its report (the "performance universe"). The Fund's performance universe consisted of the Fund and all retail and institutional open-end investment companies with the same classification/objective as the Fund regardless of asset size or primary channel of distribution. This comparison indicated that the Fund's performance was above the average of its performance universe and its Lipper index for the one-, three-, and five-year periods ended December 31, 2008. The Board also noted that the Fund's percentile performance ranking was in the bottom 50% of its performance universe for the one-and three-year periods ended December 31, 2008, and in the top 40% of its performance universe for the five-year period ended December 31, 2008. The Board took into account management's discussion of the Fund's performance, including its more recent improved performance, and any actions taken with respect to the Fund.

COMPENSATION AND PROFITABILITY -- The Board took into consideration the level and method of computing the management fee. The information considered by the Board included operating profit margin information for the Manager's business as a whole. The Board also received and considered profitability information related to the management revenues from the Fund. This consideration included a broad review of the methodology used in the allocation of certain costs to the Fund. The Trustees reviewed the profitability of the Manager's relationship with the Fund before tax expenses. In reviewing the overall profitability of the management fee to the Manager, the Board also considered the fact that affiliates provide shareholder servicing and administrative services to the Fund for which they receive compensation. The Board also considered the

================================================================================

                                                        ADVISORY AGREEMENT |  51

================================================================================

possible direct and indirect benefits to the Manager from its relationship with the Trust, including that the Manager may derive reputational and other benefits from its association with the Fund. The Board also took into account the high quality of services received by the Fund from the Manager. The Trustees recognized that the Manager should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the Fund and the entrepreneurial risk that it assumes as Manager.

ECONOMIES OF SCALE -- The Board considered whether there should be changes in the management fee rate or structure in order to enable the Fund to participate in any economies of scale. The Board also noted that the Fund's contractual management fee is below or comparable to the asset-weighted average of funds at all asset levels in its peer group as set forth in the report prepared by the independent third party. The Board also took into account management's discussion of the current advisory fee structure. The Board determined that the current investment management fee structure was reasonable.

CONCLUSIONS -- The Board reached the following conclusions regarding the Fund's Advisory Agreement with the Manager, among others: (i) the Manager has demonstrated that it possesses the capability and resources to perform the duties required of it under the Advisory Agreement; (ii) the Manager maintains an appropriate compliance program; (iii) the performance of the Fund is reasonable in relation to the performance of funds with similar investment objectives and to relevant indices; (iv) the Fund's advisory expenses are reasonable in relation to those of similar funds and to the services to be provided by the Manager; and (v) the Manager's level of profitability from its relationship with the Fund is reasonable in light of the nature and high quality of the services provided by the Manager and the type of fund. Based on its conclusions, the Board determined that continuation of the Advisory Agreement would be in the best interests of the Fund and its shareholders.

================================================================================

52  | USAA TAX EXEMPT SHORT-TERM FUND

================================================================================

TRUSTEES                     Christopher W. Claus
                             Barbara B. Dreeben
                             Robert L. Mason, Ph.D.
                             Barbara B. Ostdiek, Ph.D.
                             Michael F. Reimherr
                             Richard A. Zucker
--------------------------------------------------------------------------------
ADMINISTRATOR,               USAA Investment Management Company
INVESTMENT ADVISER,          P.O. Box 659453
UNDERWRITER, AND             San Antonio, Texas 78265-9825
DISTRIBUTOR
--------------------------------------------------------------------------------
TRANSFER AGENT               USAA Shareholder Account Services
                             9800 Fredericksburg Road
                             San Antonio, Texas 78288
--------------------------------------------------------------------------------
CUSTODIAN AND                State Street Bank and Trust Company
ACCOUNTING AGENT             P.O. Box 1713
                             Boston, Massachusetts 02105
--------------------------------------------------------------------------------
INDEPENDENT                  Ernst & Young LLP
REGISTERED PUBLIC            100 West Houston St., Suite 1800
ACCOUNTING FIRM              San Antonio, Texas 78205
--------------------------------------------------------------------------------
MUTUAL FUND                  Under "Products & Services"
SELF-SERVICE 24/7            click "Investments," then
AT USAA.COM                  "Mutual Funds"

OR CALL                      Under "My Accounts" go to
(800) 531-USAA               "Investments." View account balances,
        (8722)               or click "I want to...," and select
                             the desired action.
--------------------------------------------------------------------------------

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. These Forms N-Q are available at no charge (i) by calling (800) 531-USAA (8722); (ii) at USAA.COM; and (iii) on the SEC's Web site at HTTP://WWW.SEC.GOV. These Forms N-Q also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) 732-0330.


================================================================================

       USAA
       9800 Fredericksburg Road                             --------------
       San Antonio, TX 78288                                   PRSRT STD
                                                             U.S. Postage
                                                                 PAID
                                                                 USAA
                                                            --------------
>> SAVE PAPER AND FUND COSTS
   At USAA.COM click: MY DOCUMENTS
   Set preferences to USAA DOCUMENTS ONLINE.

   [LOGO OF USAA]
        USAA       WE KNOW WHAT IT MEANS TO SERVE.(R)

   =============================================================================
   39592-1109                                (C)2009, USAA. All rights reserved.



ITEM 2.  CODE OF ETHICS.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not Applicable.



ITEM 6.  SCHEDULE OF INVESTMENTS.

Filed as part of the report to shareholders.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not Applicable.



ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The  Corporate   Governance   Committee  selects  and  nominates  candidates for
membership on the Board as independent directors. Currently, there is no procedure for shareholders to recommend candidates to serve on the Board.



ITEM 11.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-CSR/S was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation. The only change to the procedures was to document the annual disclosure controls and procedures established for the new section of the shareholder reports detailing the factors considered by the Funds' Board in approving the Funds' advisory agreements.



ITEM 12.  EXHIBITS.

(a)(1). NOT APPLICABLE.  This item must be disclosed only in annual reports.

(a)(2). Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3). Not Applicable.

(b). Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b))is filed and attached hereto as Exhibit 99.906CERT.



                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST, Period Ended September 30, 2009

By:*     CHRISTOPHER P. LAIA
         -----------------------------------------------------------
         Signature and Title:  Christopher P. Laia, Assistant Secretary

Date:    NOVEMBER 20, 2009
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     CHRISTOPHER W. CLAUS
         -----------------------------------------------------
         Signature and Title:  Christopher W. Claus, President

Date:    NOVEMBER 23, 2009
         ------------------------------


By:*     ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:    NOVEMBER 23, 2009
         ------------------------------


*Print the name and title of each signing officer under his or her signature.